Fair Value Measurements - Fair value hierarchy (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Level 3 | CIK0001812667 CC Neuberger Principal Holdings II
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities.			$ 60,973,400
Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	$ 30,742,000	$ 30,900,000	38,093,000
Fair Value, Recurring [Member] | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	30,098,000	30,096,000	38,093,000
Fair Value, Recurring [Member] | Level 1 | CIK0001812667 CC Neuberger Principal Holdings II
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	411,428,015
Fair Value, Recurring [Member] | Level 1 | U.S. Treasury Securities | CIK0001812667 CC Neuberger Principal Holdings II
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure		778,445,880	720,932,535
Fair Value, Recurring [Member] | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	644,000	804,000
Fair Value, Recurring [Member] | Public Warrants | Level 1 | CIK0001812667 CC Neuberger Principal Holdings II
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities.	20,700,000	28,152,000	36,018,000
Fair Value, Recurring [Member] | Private Placement Warrants | Level 3 | CIK0001812667 CC Neuberger Principal Holdings II
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities.	42,688,000	54,380,800	38,233,600
Fair Value, Recurring [Member] | Forward Purchase Agreement | Level 3 | CIK0001812667 CC Neuberger Principal Holdings II
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities.	2,365,000	$ 3,343,000	$ 13,105,000
Fair Value, Recurring [Member] | Working capital loan | Level 3 | CIK0001812667 CC Neuberger Principal Holdings II
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities.	$ 1,836,000